Derivative Instruments - Balance sheet offsetting (Details) - USD ($) $ in Thousands	Mar. 31, 2016	[1]	Dec. 31, 2015		Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative assets - gross amounts recognized in the balance sheet	$ 76,604		$ 89,314	[1]	$ 136,659
Derivative assets - gross amounts offset in the balance sheet	37,870	[2]	3,087	[1],[2],[3]	696	[3]
Derivative assets - net amounts in the balance sheet	38,734	[4]	86,227	[1],[4]	135,963
Derivative assets - financial instruments not offset in the balance sheet			0		0
Derivative assets - cash collateral not offset in the balance sheet	5,520		30,958	[1]	78,580
Derivative assets - net amount	33,214		55,269	[1]	57,383
Derivative liabilities - gross amounts recognized in the balance sheet	88,688		45,495	[1]	31,184
Derivative liabilities - gross amounts offset in the balance sheet	37,870	[2]	3,087	[1],[2],[3]	696	[3]
Derivative liabilities - net amounts in the balance sheet	50,818	[4]	42,408	[1],[4]	30,488
Derivative liabilities - financial instruments not offset in the balance sheet			0		0
Derivative liabilities - cash collateral not offset in the balance sheet	4,230		0	[1]	0
Derivative liabilities - net amount	$ 46,588		$ 42,408	[1]	$ 30,488

[1]	Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis. The Company often enters into different types of derivative contracts with a single counterparty and these contracts are covered under netting agreements.
[2]	Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid, see Note 7, "Derivative Instruments.
[3]	Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid see
[4]	As of March 31, 2016, the Company held cash collateral related to foreign currency derivative positions and certain other derivative positions of $5.5 million for derivatives in an asset position and paid cash collateral of $4.2 million for derivatives in a liability position. As of December 31, 2015, the Company held cash collateral related to foreign currency derivative position and certain other derivative positions of $31.0 million for derivatives in an asset position and paid cash collateral of nil for derivatives in a liability position. The assets and liabilities related to the net collateral paid or held were recorded as Other assets and Other liabilities within the unaudited consolidated balance sheets as the collateral and derivative positions are not intended to be settled on a net basis.